As filed with the Securities and Exchange Commission on July 9, 2015

File No. 333-178600
File No. 811-22648

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

____________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 9	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
AMENDMENT NO. 12	[X]

ASPIRIANT TRUST
(Exact Name of Registrant As Specified in Charter)

11100 Santa Monica Boulevard
Suite 600
Los Angeles, California 90025
(Address of Principal Executive Offices, Zip Code)

(310) 806-4000
(Registrant’s Telephone Number, including Area Code)

Robert J. Francais
Aspiriant Trust
11100 Santa Monica Boulevard
Suite 600
Los Angeles, California 90025
(Name and Address of Agent for Service)

Copy to:
W. John McGuire
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006
____________________________________

It is proposed that this filling will become effective (check the appropriate box):
____________________________________

[X]	immediately upon filing pursuant to paragraph (b)	[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)	[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)	[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, (the “Securities Act”), and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and the State of California, on the 9th day of July, 2015.

ASPIRIANT TRUST

/s/ Robert J. Francais
By:	Robert J. Francais Trustee and President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

Signature	Title	Date

/s/ Bob Wagman*	Trustee	July 9, 2015
Bob Wagman

/s/ Michael D. LeRoy*	Trustee	July 9, 2015
Michael D. LeRoy

/s/ Robert D. Taylor*	Trustee	July 9, 2015
Robert D. Taylor

/s/ Robert J. Francais	Trustee and President	July 9, 2015
Robert J. Francais

/s/ Karyn Williams*	Trustee	July 9, 2015
Karyn Williams

/s/ Bret Magpiong*	Treasurer and Principal Financial Officer	July 9, 2015
Bret Magpiong

*By: /s/ Robert J. Francais
Robert J. Francais * Attorney-in-Fact pursuant to power of attorney.

EXHIBITS LIST

Exhibit Name	Exhibit Number
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE

3